As filed with the Securities and Exchange Commission on November 19, 2004

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811-07705
                                                     ---------

                              PHOENIX-KAYNE FUNDS
                              -------------------
               (Exact name of registrant as specified in charter)

                      1800 Avenue of the Stars, 2nd Floor
                         Los Angeles, California 90067
              (Address of principal executive offices) (Zip code)

                         US Bancorp Fund Services, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741
                    (Name and address of agent for service)

                                 1-800-243-4361
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2004
                         -----------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Phoenix-Kayne Rising Dividends Fund

                        INVESTMENTS AT SEPTEMBER 30, 2004
                                   (Unaudited)

                                                           SHARES                     VALUE
                                                         ------------          -------------------
COMMON STOCKS: 96.3%

Banks-8.8%
Fifth Third Bancorp.                                          76,600           $        3,770,252
Synovus Financial Corp.                                      125,000                    3,268,750
Wells Fargo & Co.                                             98,280                    5,860,437
                                                                               -------------------
                                                                                       12,899,439
                                                                               -------------------

Computer Hardware-1.7%
International Business Machines Corp.                         29,110                    2,495,891

Consumer Products-2.0%
Sara Lee Corp.                                               128,300                    2,932,938

Data Processing Services-3.7%
Automatic Data Processing, Inc.                              133,730                    5,525,724

Diversified Chemicals-2.3%
E. I. du Pont de Nemours and Co.                              80,500                    3,445,400

Diversified Commercial Services-1.9%
Cintas Corp.                                                  67,700                    2,846,108

Diversified Financial Services-6.8%
American Express Co.                                          42,300                    2,176,758
Citigroup, Inc.                                              116,000                    5,117,920
State Street Corp.                                            62,400                    2,665,104
                                                                               -------------------
                                                                                        9,959,782
                                                                               -------------------
Electrical Components & Equipment-3.1%
Emerson Electric Co.                                          73,000                    4,517,970

Food - Wholesale-1.9%
Sysco Corp.                                                   91,500                    2,737,680

General Merchandise Stores-2.6%
Wal-Mart Stores, Inc.                                         72,600                    3,862,320

Home Furnishings-2.4%
Leggett & Platt, Inc.                                        127,100                    3,571,510

Home Improvement Retail-4.2%
Home Depot, Inc. (The)                                       158,150                    6,199,480

Household Products-3.6%
Procter & Gamble Co.                                          97,700                    5,287,524

Industrial Conglomerates-5.2%
General Electric Co.                                         226,960                    7,621,317

Industry Machinery-1.5%
Illinois Tool Works, Inc.                                     23,720                    2,209,992

                                                           SHARES                     VALUE
                                                         ------------          -------------------
Insurance Brokers-2.4%
Marsh & McLennan Companies, Inc.                              75,880           $        3,472,269

Integrated Oil & Gas-4.6%
Exxon Mobil Corp.                                            139,340                    6,734,302

Integrated Telecommunication Services-2.8%
SBC Communications, Inc.                                     157,700                    4,092,315

Motorcycle Manufacturers-2.3%
Harley-Davidson, Inc.                                         58,400                    3,471,296

Multi-Line Insurance-2.9%
American International Group, Inc.                            62,300                    4,235,777

Office Supplies-2.3%
Avery Dennison Corp.                                          51,800                    3,407,404

Packaged Foods and Meats-1.1%
Wm. Wrigley, Jr. Co.                                          25,820                    1,634,664

Pharmaceuticals-12.1%
Eli Lilly & Co.                                               49,000                    2,942,450
Johnson & Johnson                                            102,570                    5,777,768
Merck & Co., Inc.                                            102,910                    3,396,030
Pfizer, Inc.                                                 187,900                    5,749,740
                                                                               -------------------
                                                                                       17,865,988
                                                                               -------------------
Semiconductors-6.6%
Intel Corp.                                                  221,000                    4,433,260
Linear Technology Corp.                                      145,600                    5,276,544
                                                                               -------------------
                                                                                        9,709,804
                                                                               -------------------
Soft Drinks-3.7%
Coca-Cola Co.                                                 71,760                    2,873,988
PepsiCo, Inc.                                                 53,600                    2,607,640
                                                                               -------------------
                                                                                        5,481,628
                                                                               -------------------
Systems Software-3.8%
Microsoft Corp.                                              201,880                    5,581,982

--------------------------------------------------------------------------------------------------
Total Common Stocks
(Identified Cost $135,192,815)                                                        141,800,504
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-96.3%
(Identified Cost $135,192,815)                                                 $      141,800,504 (a)

Other assets and liabilities, net-3.7%                                                  5,503,501
                                                                               -------------------

NET ASSETS-100.0%                                                               $     147,304,005
                                                                               ===================


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,634,062 and gross depreciation of $9,535,106 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $135,701,548.

                       See Notes to Financial Statements

Phoenix-Kayne Small-Mid Cap Fund

                        INVESTMENTS AT SEPTEMBER 30, 2004
                                   (Unaudited)

                                                              SHARES             VALUE
                                                             ----------    ----------------
COMMON STOCKS-98.8%

Advertising-3.8%
Catalina Marketing Corp. (d)                                   275,910     $     6,368,003

Aerospace & Defense-1.7%
HEICO Corp. - Class A                                          213,764           2,881,539

Air Freight & Couriers-2.3%
C.H. Robinson Worldwide, Inc.(d)                                82,400           3,822,536

Application Software-7.7%
FactSet Research Systems, Inc.(d)                               91,850           4,427,170
Fair, Isaac and Company, Inc.                                  128,085           3,740,082
Jack Henry & Associates, Inc.                                  180,815           3,393,898
Reynolds & Reynolds, Inc. - Class A(d)                          57,762           1,424,988
                                                                           ----------------
                                                                                12,986,138
                                                                           ----------------

Banks-1.2%
Washington Federal, Inc.                                        81,449           2,048,442

Biotechnology-2.2%
Techne Corp.(b)                                                 98,085           3,744,885

Construction & Engineering-1.1%
Insituform Technologies, Inc. - Class A(b) (d)                  95,480           1,782,612

Consumer Finance-2.4%
World Acceptance Corp.(b)                                      176,000           4,092,000

Data Processing Services-5.3%
Arbitron Inc.(b)                                                63,700           2,332,057
Certegy, Inc.                                                   82,867           3,083,481
Talx Corp.                                                     151,500           3,498,135
                                                                           ----------------
                                                                                 8,913,673
                                                                           ----------------

Diversified Commercial Services-5.6%
ABM Industries, Inc.                                           204,530           4,121,279
Cintas Corp.                                                    68,565           2,882,473
Equifax, Inc.                                                   88,385           2,329,829
                                                                           ----------------
                                                                                 9,333,581
                                                                           ----------------
Diversified Financial Services-1.9%
Eaton Vance Corp.                                               80,004           3,231,362

Health Care Distributors & Services-3.5%
ICU Medical, Inc. (b) (d)                                      100,000           2,604,000
IMS Health, Inc.                                               135,965           3,252,283
                                                                           ----------------
                                                                                 5,856,283
                                                                           ----------------

Health Care Equipment-1.9%
Diagnostic Products Corp.                                       79,000           3,228,730

Household Products-1.9%
Lancaster Colony Corp.                                          77,300           3,259,354

                                                              SHARES             VALUE
                                                             ----------    ----------------
Industrial Conglomerates-2.2%
Teleflex, Inc.                                                  87,410     $     3,714,925

Industrial Machinery-1.9%
Donaldson Co., Inc.                                            110,200           3,128,578

Instruments - Scientific-2.1%
Mettler-Toledo International(b)                                 75,000           3,541,500

Insurance Brokers-3.0%
Brown & Brown, Inc.(d)                                          74,000           3,381,800
Stancorp Financial Group, Inc.                                  24,000           1,708,800
                                                                           ----------------
                                                                                 5,090,600
                                                                           ----------------

Leisure Products-3.1%
Polaris Industries, Inc.                                        94,000           5,247,080

Managed Health Care-1.5%
First Health Group Corp.(b)                                    153,200           2,464,988

Networking Equipment-1.5%
Black Box Corp.                                                 67,995           2,512,415

Office Electronics-5.3%
Inter-Tel, Inc.                                                217,600           4,704,512
Zebra Technologies Corp.(b)                                     69,300           4,227,993
                                                                           ----------------
                                                                                 8,932,505
                                                                           ----------------

Oil & Gas Equipment & Services-1.1%
World Fuel Services Corp.                                       49,500           1,772,100

Oil & Gas Exploration & Production-2.4%
Patina Oil & Gas Corp.                                         133,500           3,947,595

Paper Packaging-1.8%
Bemis Co.                                                      110,944           2,948,891

Pharmaceuticals-3.7%
Axcan Pharma Inc.(b)                                           175,000           2,728,250
Medicis Pharmaceutical Corp. - Class A                          90,600           3,537,024
                                                                           ----------------
                                                                                 6,265,274
                                                                           ----------------

Property & Casualty Insurance-3.3%
Cincinnati Financial Corp.                                      69,357           2,858,896
Direct General Corp.(d)                                         94,000           2,718,480
                                                                           ----------------
                                                                                 5,577,376
                                                                           ----------------

Reinsurance-3.5%
Reinsurance Group of America, Inc.                             143,100           5,895,720

Retail-2.9%
99 Cents Only Stores, Inc.(b) (d)                              343,000           4,880,890

Semiconductors-2.6%
Microchip Technology, Inc.                                     159,000           4,267,560

                                                              SHARES             VALUE
                                                             ----------    ----------------
Specialty Chemicals-4.5%
Balchem Corp.                                                   23,900     $       712,220
Cabot Microelectronics Corp.(b) (d)                            119,650           4,337,312
Valspar Corp.                                                   54,520           2,544,994
                                                                           ----------------
                                                                                 7,594,526
                                                                           ----------------

Specialty Stores-9.0%
Copart, Inc.(b)                                                231,000           4,372,830
Regis Corp.                                                    117,000           4,705,740
Rent-A-Center, Inc.(b)                                         236,250           6,109,425
                                                                           ----------------
                                                                                15,187,995
                                                                           ----------------

Water-0.9%
Consolidated Water Co., Ltd.                                    64,500           1,520,974

-------------------------------------------------------------------------------------------
Total Common Stocks
 (Identified Cost $140,255,659)                                                166,040,630
-------------------------------------------------------------------------------------------

                                               STANDARD
                                               & POOR'S      PAR VALUE
                                                RATING         (000)             VALUE
                                              -----------    ----------    ----------------
SHORT-TERM INVESTMENTS-11.5% (c)

Commercial Paper-4.7%
Greyhawk Funding, 1.75%, 10/18/04                A-1+     $      3,000     $     3,000,000
Prefco, 1.77%, 10/08/04                          A-1             5,000           5,000,000
                                                                             --------------
                                                                                 8,000,000
                                                                             --------------

Time Deposits-0.1%
Bank of Montreal, 1.76%, 10/25/04                A-1+              119             118,557

Repurchase Agreement-3.6%

Credit Suisse First Boston Corp. (Dated
9/30/04), 1.92%, Due 10/1/04,
(Repurchased proceeds $6,000,315);
Collateralized by $6,120,000 in various
investment grade corporate bonds and
commercial papers with interest ranges
of 1.81% to 8.63% and maturity date
ranges of 6/15/05 to 3/1/43                                     36,000           6,000,000

                                                              SHARES
                                                             ----------
Money Market Mutual Funds-3.1%
BGI Institutional Money Market Fund                          3,500,000           3,500,000
Merrimac Cash Fund-Premium Class                             1,500,000           1,500,000
Merrill Lynch Premier Institutional Fund                       216,556             216,556
                                                                           ----------------
                                                                                 5,216,556
                                                                           ----------------

-------------------------------------------------------------------------------------------
Total Short-Term Investments
(Identified Cost $19,335,113)                                                   19,335,113
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-109.9%
(Identified Cost $159,590,772)                                             $   185,375,743 (a)

Other assets and liabilities, net-(9.9)%                                       (16,718,762)
                                                                           ----------------
NET ASSETS-100.0%                                                           $  168,656,981
                                                                           ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $33,536,189 and gross depreciation of $7,751,218 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $159,590,772.

(b)   Non-income producing security.

(c) Represents securities purchased with cash collateral received for securities on loan.

(d)   All or a portion of this security was on loan as of September 30, 2004.

Phoenix-Kayne International Fund

                        INVESTMENTS AT SEPTEMBER 30, 2004
                                   (Unaudited)

                                                                                  SHARES          VALUE
                                                                              --------------- ---------------
COMMON STOCKS--99.5%

Australia--2.2%
Rio Tinto Ltd. (Mining)                                                           23,000     $       635,202
Telstra Corp. Ltd. (Telecommunications)                                          159,000             537,766
                                                                                             ----------------
                                                                                                   1,172,968
                                                                                             ----------------

Belgium--3.3%
Dexia (Banks)                                                                     65,600           1,226,818
Fortis (Banks)                                                                    22,700             540,816
                                                                                             ----------------
                                                                                                   1,767,634
                                                                                             ----------------

Finland--1.1%
Nokia Corp.  ADR (Telecommunications Equipment)                                   42,007             576,336

France--17.3%
Air Liquide  (Chemicals)                                                           7,285           1,144,093
Axa ADR (Multi-Line Insurance)                                                    44,984             912,276
BNP Paribas (Banks)                                                               17,000           1,099,210
Carrefour Supermarche (Food Retail)                                               10,800             508,566
Groupe Danone ADR (Packaged Foods and Meats)                                      32,380             508,366
L'OREAL (Consumer Products)                                                       11,100             728,071
Peugeot SA (Automobile Manufacturers)                                             16,700           1,029,975
Sanofi Synthelabo SA (Pharmaceuticals)                                            15,000           1,089,262
Societe Generale (Banks)                                                           6,600             584,732
Total Fina Elf ADR (Integrated Oil & Gas)                                         17,496           1,787,567
                                                                                             ----------------
                                                                                                   9,392,118
                                                                                             ----------------

Germany--3.2%
BASF AG (Chemicals)                                                               10,800             637,218
Henkel KGaA (Household Products)                                                   7,500             522,249
Siemens AG (Manufacturing)                                                         8,100             596,360
                                                                                             ----------------
                                                                                                   1,755,827
                                                                                             ----------------

Ireland--2.8%
Allied Irish Banks PLC (Banks)                                                    48,875             814,974
Bank of Ireland (Banks)                                                           54,000             728,537
                                                                                             ----------------
                                                                                                   1,543,511
                                                                                             ----------------

Italy--4.4%
Telecom Italia Mobil SPA (Wireless Telecommunications Services)                  220,000           1,187,246
Unicredito Italiano SPA (Banks)                                                  240,600           1,214,647
                                                                                             ----------------
                                                                                                   2,401,893
                                                                                             ----------------
Japan--21.2%
Canon (Office Electronics)                                                        31,000           1,461,612
Denso Corp. (Auto Parts & Equipment)                                              22,600             535,867
Fanuc Ltd. (Industrial Equipment)                                                 14,700             776,043
Kao Corp. (Consumer Products)                                                     22,000             487,598
KDDI Corp. (Telecommunications)                                                      100             486,961
Matsushita Electric Industrial  (Consumer Electronics)                            87,000           1,164,857
Millea Holdings, Inc. (Property/Casualty Insurance)                                   64             827,197
Mitsubishi Tokyo Financial Group, Inc. (Banks)                                       125           1,045,601
Nippon Telegraph & Telephone (Integrated Telecommunication Services)                 255           1,018,932
Rohm Co. Ltd. (Semiconductors)                                                     7,200             726,128
SECOM Co., Ltd. (Diversified Commercial Services)                                 15,000             522,914
Shin-Etsu Chemical Co. Ltd. (Chemicals)                                           21,800             785,764
SMC Corp. (Industrial Machinery)                                                   9,100             873,845
Toyota Motor Corp. (Automobile Manufacturers)                                     20,100             772,057
                                                                                             ----------------
                                                                                                  11,485,376
                                                                                             ----------------

                                                                                  SHARES          VALUE
                                                                              --------------- ---------------
Netherlands--3.0%
Koninklijke (Royal) Philips Electronics N.V. (Electronics)                        22,000     $       504,443
Royal Dutch Petroleum Co. ADR (Integrated Oil & Gas)                              10,685             551,346
Wolters Kluwer NV (Publishing)                                                    33,000             556,009
                                                                                             ----------------
                                                                                                   1,611,798
                                                                                             ----------------

Singapore--1.0%
Singapore Technologies Engineering Ltd. (Engineering Services)                   444,000             553,846

Spain--5.2%
Banco Bilbao Vizcaya SA (Banks)                                                   55,000             757,758
Banco Popular Espanol SA (Banks)                                                  10,000             556,320
Telefonica  (Integrated Telecommunication Services)                               99,700           1,493,862
                                                                                             ----------------
                                                                                                   2,807,940
                                                                                             ----------------

Sweden--2.2%
Hennes & Mauritz AB - Series B (Retail)                                           25,600             705,443
Svenska Cellulosa AB-Class B (Paper & Packaging Products)                         13,000             505,635
                                                                                             ----------------
                                                                                                   1,211,078
                                                                                             ----------------

Switzerland--11.9%
Credit Suisse Group (Banks)                                                       16,500             528,217
Nestle  ADR (Packaged Foods and Meats)                                            13,243             758,288
Nestle  SA (Foods)                                                                 2,800             643,316
Novartis  ADR (Pharmaceuticals)                                                   22,976           1,072,290
STMicroelectronics NV (Semiconductors)                                            45,300             781,837
Swiss Reinsurance (Reinsurance)                                                   11,400             658,009
Swisscom AG (Integrated Telecommunication Services)                                2,480             862,661
UBS AG (Banks)                                                                    15,990           1,129,114
                                                                                             ----------------
                                                                                                   6,433,732
                                                                                             ----------------

United Kingdom--20.4%
BP Amoco PLC (Integrated Oil & Gas)                                              233,950           2,236,226
Compass Group PLC (Food Distributors)                                            251,835           1,006,224
Diageo PLC (Beverage)                                                             46,800             585,147
GlaxoSmithkline PLC (Pharmaceuticals)                                             72,073           1,555,445
HBOS PLC (Banks)                                                                  43,000             581,269
Pearson PLC (Publishing)                                                          86,924             930,888
Prudential PLC (Life & Health Insurance)                                         102,000             832,655
Reed International PLC (Publishing)                                               60,300             529,943
Royal Bank of Scotland Group PLC (Banks)                                          37,200           1,075,836
Tesco PLC (Food Retail)                                                          118,000             609,927
Vodafone  ADR (Wireless Telecommunication Services)                               46,980           1,132,688
                                                                                             ----------------
                                                                                                  11,076,248
                                                                                             ----------------

-------------------------------------------------------------------------------------------------------------
Total Foreign Common Stocks
 (Identified Cost $48,604,404)                                                                    53,790,305
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-99.2%
(Identified Cost $48,604,404)                                                                $    53,790,305 (a)

Other assets and liabilities, net--0.8%                                                              446,038
                                                                                             ----------------
Net Assets--100.0%                                                                           $    54,236,343
                                                                                             ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,895,389 and gross depreciation of $3,399,056 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $49,293,972.

Glossary

ADR - American Depositary Receipt.

Phoenix-Kayne International Fund

                            INDUSTRY DIVERSIFICATION
                        As a Percentage of Total Value of
                           Total Long-Term Investments
                                   (Unaudited)

Banks                                                                   22.1%
Integrated Oil & Gas                                                     8.5
Pharmaceuticals                                                          6.9
Integrated Telecommunication Services                                    6.3
Chemicals                                                                4.8
Wireless Telecommunications Services                                     4.3
Publishing                                                               3.7
Automobile Manufacturers                                                 3.4
Industrial Machinery and Equipment                                       3.0
Semiconductors                                                           2.8
Office Electronics                                                       2.7
Packaged Foods & Meats                                                   2.4
Consumer Products                                                        2.3
Consumer Electronics                                                     2.2
Food Retail                                                              2.1
Food Distributors                                                        1.9
Telecommunications                                                       1.9
Multi-Line Insurance                                                     1.7
Life & Health Insurance                                                  1.5
Property/Casualty Insurance                                              1.5
Retail                                                                   1.3
Reinsurance                                                              1.2
Foods                                                                    1.2
Mining                                                                   1.2
Manufacturing                                                            1.1
Beverage                                                                 1.1
Telecommunications Equipment                                             1.1
Engineering Services                                                     1.0
Auto Parts & Equipment                                                   1.0
Diversified Commercial Services                                          1.0
Household Products                                                       1.0
Paper & Packaging Products                                               0.9
Electronics                                                              0.9
                                                                 ------------
                                                                       100.0%
                                                                 ============

Phoenix-Kayne Intermediate Total Return Bond Fund

                        INVESTMENTS AT SEPTEMBER 30, 2004
                                   (Unaudited)

                                                                            STANDARD       PAR
                                                                            & POORS        VALUE
                                                                            RATING         (000)              VALUE
                                                                           ----------    -----------     -----------------
CORPORATE BONDS-47.9%

Aerospace & Defense-2.5%
       Boeing Capital Corp., 5.65%, 5/15/06                                    A              $ 425             $ 443,884
       Boeing Capital Corp., 5.75%, 2/15/07                                    A                815               863,630
                                                                                                         -----------------
                                                                                                                1,307,514
                                                                                                         -----------------

Banks-7.1%
       Bank of America Corp., 7.125%, 5/1/06                                   A                540               575,899
       International Bank for Reconstruction and Development, 4.125%, 8/12/09 AAA             1,500             1,539,208
       KFW International Finance, 4.75%, 1/24/07                                              1,500             1,565,421
                                                                                                         -----------------
                                                                                                                3,680,528
                                                                                                         -----------------

Computer Hardware-1.5%
       Hewlett-Packard Co., 7.15%, 6/15/05                                    A-                750               774,729

Consumer Finance-2.6%
       Ford Motor Credit Corp., 9.03%, 12/30/09                              BBB-               500               505,553
       General Electric Capital Corp., 4.625%, 9/15/09                        AAA               800               828,751
                                                                                                         -----------------
                                                                                                                1,334,304
                                                                                                         -----------------
Diversified Commercial Services-1.2%
       International Lease Finance Corp., 5.75%, 10/15/06                     AA-               600               633,464

Diversified Financial Services-4.8%
       Bear Stearns Co., 7.80%, 8/15/07                                        A                825               922,990
       Goldman Sachs Group, Inc., 5.25%, 4/1/13                               A+                425               433,303
       Heller Financial, 7.375%, 11/1/09                                      AAA             1,000             1,156,785
                                                                                                         -----------------
                                                                                                                2,513,078
                                                                                                         -----------------
Diversified Manufacturing Operations-3.1%
       Honeywell Inc., 7.00%, 3/15/07                                          A              1,500             1,632,189

General Merchandise Stores-3.3%
       Wal-Mart Stores, 4.55%, 5/1/13                                         AA              1,700             1,714,870

Household Products-1.3%
       Colgate-Palmolive Co., 5.98%, 4/25/12                                  AA-               620               686,179

Integrated Telecommunication Services-2.5%
       SBC Communications, 5.875%, 2/1/12                                      A              1,200             1,283,038

Integrated Oil & Gas-2.1%
       Conoco Funding Co., 6.35%, 10/15/11                                    A-              1,000             1,116,829

Personal Products-5.5%
       Gillette Co., 4.00%, 6/30/05                                           AA-             1,260             1,273,907
       Kimberly-Clark Corp., 5.00%, 8/15/13                                   AA-             1,500             1,557,005
                                                                                                         -----------------
                                                                                                                2,830,912
                                                                                                         -----------------

Medical Products-2.8%
       Johnson & Johnson, 6.625%, 9/1/09                                      AAA             1,300             1,471,281

                                                                            STANDARD       PAR
                                                                            & POORS        VALUE
                                                                            RATING         (000)              VALUE
                                                                           ----------    -----------     -----------------
Pharmaceuticals-7.6%
       Abbott Laboratories, 5.625%, 7/1/06                                    AA            $ 1,400           $ 1,466,242
       Merck & Co., Inc., 4.375%, 2/15/13                                     AAA             1,000               994,494
       Pfizer, Inc., 4.5%, 2/15/14                                            AAA             1,500             1,502,768
                                                                                                         -----------------
                                                                                                                3,963,504
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds
(Identified Cost $24,347,405)                                                                                  24,942,419
--------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS: 49.6%

Other Agency Mortgage-Backed-2.4%
       Federal Home Loan Mortgage Corp.- MTN, 5.125%, 2/20/13                 AAA               500               503,690
       Federal Home Loan Mortgage Corp.- MTN, 6.00%, 12/17/18                 AAA               500               502,376
       Federal Home Loan Mortgage Corp., 7.00%, 4/1/16                        AAA                77                82,463
       Federal Home Loan Mortgage Corp., 7.50%, 7/1/09                        AAA                46                49,251
       Federal Home Loan Mortgage Corp., 7.50%, 4/1/14                        AAA               101               108,801
                                                                                                         -----------------
                                                                                                                1,246,581
                                                                                                         -----------------
Pass-Through Agency MBS, FNMA-2.4%
       Federal National Mortgage Association, 6.625%, 11/15/10                AAA             1,000             1,138,844
       Federal National Mortgage Association, 7.00%, 5/1/14                   AAA                77                82,043
       Federal National Mortgage Association,  8.00%, 1/1/15                  AAA                25                27,236
                                                                                                         -----------------
                                                                                                                1,248,123
                                                                                                         -----------------
Pass-Through Agency MBS, GNMA-2.5%
       Government National Mortgage Association, 6.00%, 8/15/31               AAA               634               658,810
       Government National Mortgage Association, 7.00%, 7/20/13               AAA               134               142,425
       Government National Mortgage Association, 8.00%, 11/15/21              AAA                 1                 1,312
       Government National Mortgage Association, 8.00%, 7/15/23               AAA                79                86,625
       Government National Mortgage Association, 8.00%, 7/15/23               AAA                36                39,425
       Government National Mortgage Association, 8.00%, 7/20/26               AAA               126               137,712
       Government National Mortgage Association, 8.00%, 9/15/26               AAA                15                16,337
       Government National Mortgage Association, 8.00%, 11/15/26              AAA                 8                 8,360
       Government National Mortgage Association, 8.00%, 9/20/27               AAA                65                70,730
       Government National Mortgage Association, 8.50%, 12/15/22              AAA                 2                 2,495
       Government National Mortgage Association, 8.50%, 8/15/24               AAA               115               127,106
       Government National Mortgage Association, 8.50%, 8/15/25               AAA                19                21,285
       Government National Mortgage Association, 8.50%, 6/15/26               AAA                 4                 3,979
                                                                                                         -----------------
                                                                                                                1,316,601
                                                                                                         -----------------
U.S. Agency (Non-MBS)-16.3%
       Federal Farm Credit Bank, 6.48%, 4/4/12                                AAA             1,000             1,018,953
       Federal Home Loan Bank,  5.15%, 1/28/13                                AAA               345               347,092
       Federal Home Loan Bank, 5.20%, 10/22/08                                AAA               195               195,380
       Federal Home Loan Bank, 5.925%, 4/9/08                                 AAA             1,000             1,086,879
       Federal Home Loan Bank, 6.00%, 12/13/11                                AAA               750               754,872
       Federal Home Loan Bank,  6.24%, 11/5/18                                AAA               780               782,608
       Federal Home Loan Bank,  6.30%, 5/13/13                                AAA               220               236,783
       Federal Home Loan Bank, 7.80%, 2/11/10                                 AAA               350               356,914
       Federal Home Loan Bank, 8.10%, 5/25/10                                 AAA               500               518,367
       Federal National Mortgage Association, 3.00%, 11/1/05                  AAA               125               125,074
       Federal National Mortgage Association, 6.00%, 5/16/11                  AAA               875               916,191
       Federal National Mortgage Association, 6.20%, 5/3/12                   AAA               500               510,127
       Federal National Mortgage Association, 6.625%, 10/15/07                AAA             1,500             1,647,772
                                                                                                         -----------------
                                                                                                                8,497,012
                                                                                                         -----------------

                                                                            STANDARD       PAR
                                                                            & POORS        VALUE
                                                                            RATING         (000)              VALUE
                                                                           ----------    -----------     -----------------
U.S. Treasury Notes-26.0%
       U.S. Treasury Notes, 3.25%, 1/15/09                                    AAA           $ 1,460           $ 1,461,142
       U.S. Treasury Notes, 4.75%, 5/15/14                                    AAA             1,000             1,050,001
       U.S. Treasury Notes, 5.625%, 5/15/08                                   AAA               987             1,073,633
       U.S. Treasury Notes, 6.00%, 8/15/09                                    AAA             1,700             1,900,947
       U.S. Treasury Notes, 6.50%, 2/15/10                                    AAA             7,000             8,034,145
                                                                                                         -----------------
                                                                                                               13,519,868
                                                                                                         -----------------

--------------------------------------------------------------------------------------------------------------------------
Total U.S. Government And Government Agency Obligations
(Identified Cost $25,574,018)                                                                                  25,828,185
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS-1.1%

Commercial Paper-1.1%
       UBS Financial Services Inc., 1.88%, 10/1/04                            A-1               600               599,969

--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified Cost $599,969)                                                                                        599,969
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-98.6%
(Identified Cost $50,521,423)                                                                                $ 51,370,573
Other assets and liabilities, net-1.4%                                                                            700,090
                                                                                                         -----------------
NET ASSETS-100.0%                                                                                            $ 52,070,663
                                                                                                         =================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,069,894 and gross depreciation of $224,884 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $50,525,563.

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                        INVESTMENTS AT SEPTEMBER 30, 2004
                                   (Unaudited)

                                                                                           STANDARD    PAR
                                                                                           & POOR'S    VALUE
                                                                                            RATING     (000)         VALUE
                                                                                         ----------- ----------  ----------------
MUNICIPAL TAX-EXEMPT BONDS-98.6%

Education Revenue-2.2%
California Educational Facilities Authority, 5.375%, 10/1/16 (Conee Lee Insured)             AAA           250           271,280
University California Revenues, 5.00%, 5/15/10 (AMBAC Insured)                               AAA           500           552,635
                                                                                                                 ----------------
                                                                                                                         823,915
                                                                                                                 ----------------

General Obligation-14.7%
Brea Olinda California Unified School District, 6.00%, 8/1/15 (FGIC Insured)                 AAA           150           180,975
California State, 5.25%, 6/1/16                                                               A            250           262,427
California State, 5.375%, 3/1/06, Unrefunded                                                  A             45            46,022
California State, 5.50%, 4/1/10 (MBIA Insured)                                               AAA           200           225,778
California State, 6.25%, 4/1/08                                                               A            825           925,691
Fremont California Unified School District, 5.25%, 9/1/15                                     AA           200           219,976
Irvine California Unified School District Special Tax, 5.50%, 11/1/13 (AMBAC Insured)        AAA         1,000         1,106,700
Long Beach Unified School District, 5.375%, 8/1/16 (MBIA Insured)                           Aaa(c)         300           331,929
Los Angeles California Unified School District, 5.00%, 7/1/14 (FSA Insured)                  AAA           500           553,245
Oakland Unified School District, 5.00%, 8/1/16 (FSA Insured)                                 AAA           400           425,072
San Diego County California Ctfs Partner, 5.25%, 11/1/15 (AMBAC Insured)                     AAA           960         1,063,152
San Joaquin County California Ctfs Partner, 5.25%, 9/1/12 (MBIA Insured)                     AAA           100           109,852
Torrance California Certificates of Participation, 5.50%, 4/1/12 (AMBAC Insured)             AAA           125           129,907
                                                                                                                 ----------------
                                                                                                                       5,580,726
                                                                                                                 ----------------

General Revenue-22.2%
California State Economic Recovery, 1.61%, 7/1/23 (ST GTD Insured)                           AA-         1,000         1,000,000
California State Public Works Board Lease Revenue Refunding for the California Community
  Colleges Ser. A, 5.25%, 12/1/13                                                             A-           290           314,076
California State Public Works Board Lease Revenue Refunding for the California Highway
  Patrol, 5.25%, 11/01/20                                                                     A-           500           533,135
Contra Costa County California Home, 7.50%, 5/1/14 (GNMA COLL Insured)(b)                    AAA           500           665,320
Los Angeles California State Building Authority, 5.375%, 5/1/06                               A-           200           209,884
Los Angeles Convention & Exhibit Center, 9.00%, 12/1/20                                      AAA           150           162,526
Los Angeles County California Public Works Financing Authority, 5.50%, 10/1/18 (FSA Insured) AAA           450           525,469
Oakland California State Building Authority Lease Revenue, 5.00%, 4/1/17 (AMBAC Insured)     AAA           150           159,319
Ontario California Redevelopment Financing Authority, 6.90%, 8/1/10 (MBIA Insured)           AAA            70            84,273
Puerto Rico Public Finance Corporation, 5.25%, 8/1/30 (AMBAC Insured)                        AAA           500           557,770
Riverside County California Redevelopment Agency Tax Allocation, 5.25%, 10/1/17
  (AMBAC Insured)                                                                            AAA           250           278,032
San Diego, California Public Safety Communication Project, 6.50%, 7/15/07                   A1(c)          800           889,192
San Jose, California Financing Authority, 5.00%, 9/1/15 (MBIA Insured)                        AA         1,185         1,284,090
San Jose, California Financing Authority, 5.00%, 9/1/16 (MBIA Insured)                        AA           350           377,051
South Coast Air Quality Management Distribution Building Corp. California Revenue,
  6.00%, 8/1/11 (AMBAC Insured)                                                              AAA         1,000         1,163,680
Stockton California, 5.60%, 3/20/28 (GNMA COLL Insured)                                     AAA(d)         200           203,136
                                                                                                                 ----------------
                                                                                                                       8,406,953
                                                                                                                 ----------------

Medical Revenue-5.6%
California Health Facilities Financing Authority, 5.00%, 11/15/14                             A-           250           268,330
California Health Facilities Financing Authority, 6.25%, 10/1/13 (MBIA Insured)              AAA         1,000         1,003,080
California Statewide Communities Development Authority Certf. Partn., 1.57%, 8/15/27
  (AMBAC Insured)(e)                                                                         AAA           300           300,000
California Statewide Communities Development Authority Revenue, 4.75%, 11/15/10 (CA ST
  MTG Insured)                                                                                A            500           538,265
                                                                                                                 ----------------
                                                                                                                       2,109,675
                                                                                                                 ----------------

Multi-Family Housing-2.1%
Los Angeles California Community Redevelopment, 5.00%, 7/1/14 (MBIA Insured)                 AAA           500           541,815
Menlo Park Community Development Agency Multifamily Revenue, 5.375%,
  6/1/16 (AMBAC Insured)                                                                     AAA           250           267,948
                                                                                                                 ----------------
                                                                                                                         809,763
                                                                                                                 ----------------

Municipal Utility District Revenue-10.8%
Los Angeles, California Water & Power Revenue, 5.25%, 7/1/18                                 AA-           300           314,937
Northern California Public Power Agency, 5.00%, 7/1/15 (MBIA Insured)                        AAA         1,000         1,069,230
Pasadena California Electric, 5.00%, 6/1/17 (MBIA Insured)                                   AAA           300           323,292
Sacramento California Municipal Utility District, 5.25%, 8/15/10 (MBIA Insured)              AAA           500           561,465
Sacramento California Municipal Utility District, 5.25%, 8/15/15 (MBIA Insured)              AAA           310           345,421
Sacramento California Municipal Utility District, 5.25%, 8/15/17 (MBIA Insured)              AAA           200           221,562
Sacramento California Municipal Utility Revenue, 5.10%, 7/1/13 (AMBAC Insured)               AAA           500           540,745
Southern California Public Power Authority Tr., 5.00%, 7/1/12 (FSA Insured)                  AAA           635           708,165
                                                                                                                 ----------------
                                                                                                                       4,084,817
                                                                                                                 ----------------

                                                                                           STANDARD    PAR
                                                                                           & POOR'S    VALUE
                                                                                            RATING     (000)         VALUE
                                                                                         ----------- ----------  ----------------
Single Family Housing Revenue-2.9%
California Housing Finance Agency, 5.85%,
  8/1/16 (MBIA FHA/VA/CAHLIF MTGS Insured)                                                   AAA         $ 210         $ 221,395
California Housing Finance Agency, 5.90%,
  8/1/17 (MBIA FHA/VA GTD CAHLIF Insured)                                                    AAA           215           221,833
California Housing Finance Agency, 5.95%,
  8/1/14 (MBIA FHA/VA/CAHLIF MTGS Insured)                                                   AAA           405           417,668
Cypress California Single Family Residential Mortgage Revenue, 7.25%,
  1/1/12 (PRIV MTGS Insured)(b)                                                             AAA(d)         200           252,694
                                                                                                                 ----------------
                                                                                                                       1,113,590
                                                                                                                 ----------------
Transportation Revenue-15.4%
Alameda Corridor Transition Authority, 5.125%, 10/1/16 (MBIA Insured)                        AAA           150           162,402
Alameda Corridor Transition Authority, 5.125%, 10/1/17 (MBIA Insured)                        AAA           125           134,739
Foothill/Eastern Corridor Agency California Toll Road, 0.00%, 1/1/07(b)                      AAA           200           216,748
Foothill/Eastern Corridor Agency California Toll Road, 0.00%, 1/1/08(b)                      AAA           200           223,982
Foothill/Eastern Corridor Agency California Toll Road, 0.00%, 1/1/11                         AAA           550           656,051
Oakland, California Port Authority, 5.60%, 11/1/19 (MBIA Insured)                            AAA         1,000         1,119,470
San Francisco California Bay Area, 5.25%, 7/1/17                                             AA-           500           540,815
San Francisco, California Bay Area Rapid Transit, 5.50%,
  7/1/15 (FGIC Insured)                                                                      AAA           190           197,627
San Francisco, California City & County Airport, 5.375%,
  5/1/17 (MBIA Insured)                                                                      AAA         1,000         1,064,560
San Francisco California City and County, 5.5%, 6/15/12                                       AA           500           554,445
San Mateo County Transit District, 5.00%, 6/1/14 (MBIA Insured)                              AAA           400           429,348
Santa Clara Valley, California Transportation Authority, 5.00%,
  6/1/17 (MBIA Insured)                                                                      AAA           500           534,360
                                                                                                                 ----------------
                                                                                                                       5,834,547
                                                                                                                 ----------------
Veteran Revenue-2.4%
California State Veteran Bonds, 5.15%, 12/1/14                                                A            895           919,380

Water & Sewer Revenue-20.3%
California State Department of Water, 5.125%, 12/1/15                                         AA           200           217,266
California State Department of Water Resources, Power Supply Revenue, 5.25%,
  05/01/09 (MBIA Insured)                                                                    AAA         1,000         1,111,240
California State Department of Water Resources, Central Valley Project, 5.50%,
  12/1/13 (FSA-CR Insured)                                                                   AAA           400           463,888
California State Department of Water Resources, Central Valley Project Revenue Ser.
  T, 5.125%, 12/1/12                                                                          AA           250           273,838
Los Angeles California Wastewater System, 5.00%, 6/1/08 (FSA Insured)                        AAA           375           411,263
Los Angeles, California Wastewater System, 5.00%, 6/1/14 (FGIC Insured)                      AAA           700           751,359
Metropolitan Water District of Southern California, 5.00%, 7/1/13                            AAA           200           219,534
Metropolitan Water District of Southern California, 5.00%, 7/1/13                             AA           500           558,015
Metropolitan Water District of Southern California, 5.25%, 3/1/11                            AAA           615           679,138
Mountain View, California Shoreline Regional Park, 5.50%,
  8/1/21 (MBIA Insured)                                                                      AAA         1,000         1,076,500
Redlands California Financing Authority Wastewater Revenue Refunding Ser A,
  5.00%, 9/1/17 (FSA Insured)                                                                AAA         1,000         1,078,260
San Diego California Sewer Ser A Public Facility Financing Authority, 5.00%,
  5/15/13 (AMBAC Insured)                                                                    AAA           300           303,738
Westlands Water District Revenue Certificates of Participation, 5.25%, 9/1/14
  (MBIA Insured)                                                                             AAA           500           563,020
                                                                                                                 ----------------
                                                                                                                       7,707,059
                                                                                                                 ----------------

------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Tax-Exempt Bonds
(Identified Cost $36,160,945)                                                                                         37,390,425
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-98.6%
(Identified Cost $36,160,945)                                                                                         37,390,425 (a)
Other assets and liabilities, net-1.4%                                                                                   523,666
                                                                                                                 ----------------
NET ASSETS-100.0%                                                                                                   $ 37,914,091
                                                                                                                 ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,262,419 and gross depreciation of $32,939 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $36,160,945.

(b) Escrowed to Maturity. At September 30, 2004, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows: California 100%. At September 30, 2004, 74% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 33%, AMBAC 17% and FSA, 10%.

(c)   Rated by Moody's.

(d)   Rating provided by adviser.

PHOENIX-KAYNE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. SECURITIES LENDING TRANSACTIONS

The Funds loan securities to qualified brokers through an Agreement with Investors Bank & Trust Company (the "Custodian"). Under the terms of the agreement, the Funds receive collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in time deposits, repurchase agreements and money market mutual funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Funds net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

D. FOREIGN CURRENCY TRANSLATION

Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

E. FORWARD CURRENCY CONTRACTS

The International Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparts, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

F. REPURCHASE AGREEMENTS

A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

G. FOREIGN SECURITY COUNTRY DETERMINATION

A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Phoenix-Kayne Funds

      By (Signature and Title)*      /s/ ALLAN M. RUDNICK
                                -------------------------------
                                  Allan M. Rudnick, President

      Date November 18, 2004
      ----------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*      /s/ ALLAN M. RUDNICK
                                ------------------------------------
                                  Allan M. Rudnick, President
      Date November 18, 2004
      ----------------------

      By (Signature and Title)*       /s/ RALPH WALTER
                                ------------------------------------
                                   Ralph Walter, Treasurer

      Date November 18, 2004
      ----------------------

      * Print the name and title of each signing officer under his or her signature.